EQUITY (Detail Textuals 3) (Warrant, Private Placement) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Mar. 31, 2007	Mar. 31, 2007 CNY
Class of Warrant or Right [Line Items]
Number of common stock called by warrants	200,000	200,000
Exercisable price of warrants	11.65	11.65
Fair value of warrants		6.2
Fair value of risk-free interest rate	4.47%	4.47%
Fair value of expected dividend yield	1.03%	1.03%
Fair value of volatility factor	66.14%	66.14%
Weighted average contractual life of warrants	5 years	5 years
Fair value valuation method	Black-Scholes option-pricing model	Black-Scholes option-pricing model